UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2010

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.

MANOR FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2010

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

GROWTH FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2010

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BOND FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2010

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Manor Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 92.25%

Beverages - 4.06%
2,383	Pepsico, Inc.	$ 145,244

Computer & Office Equipment - 6.73%
2,497	Hewlett-Packard Co.	108,070
1,072	International Business Machine Corp.	132,371
		240,441
Computer Communications Equipment - 1.57%
2,633	Cisco Systems, Inc. *	56,109

Construction, Mining & Materials Handling Machinery & Equipment - 1.88%
1,604	Dover Corp.	67,031

Crude Petroleum & Natural Gas - 3.33%
1,542	Occidental Petroleum Corp.	118,965

Drilling Oil & Gas Wells - 4.45%
1,100	Diamond Offshore Drilling, Inc.	68,409
2,620	Nabors Industries Ltd. *	46,164
3,378	Weatherford International Ltd. *	44,387
		158,960
Electric & Other Services Combined - 1.82%
1,717	Exelon Corp.	65,194

Electronic Connectors - 4.02%
3,662	Amphenol Corp. Class A	143,843

Fire, Marine & Casualty Insurance - 4.73%
1,830	Allstate Corp.	52,576
2,327	Chubb Corp.	116,373
		168,949
Gold and Silver Ores - 4.18%
2,419	Newmont Mining Corp.	149,349

Guided Missiles & Space Vehicles & Parts - 3.53%
1,902	Goodrich Corp.	126,008

Hospital & Medical Service Plans - 1.92%
1,405	Wellpoint, Inc. *	68,747

Investment Advice - 2.25%
935	Franklin Resources, Inc.	80,588

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.48%
1,357	Eaton Corp.	88,802

Oil & Gas Field Machinery & Equipment - 1.64%
1,774	National Oilwell Varco, Inc.	58,666

Perfumes, Cosmetics & Other Toilet Preparations - 4.41%
2,001	Colgate Palmolive Co.	157,599

Pharmaceutical Preparations - 9.54%
4,130	Endo Pharmaceuticals Holdings, Inc. *	90,117
1,435	Johnson & Johnson	84,751
4,091	Watson Pharmaceuticals, Inc. *	165,972
		340,840
Railroads, Line-Haul Operating - 3.83%
2,580	Norfolk Southern Corp.	136,869

Retail-Radio, TV & Consumer Electronic Stores - 2.54%
2,679	Best Buy, Inc.	90,711

Retail-Variety Stores - 3.42%
2,543	Wal-Mart Stores, Inc.	122,242

Rubber & Plastics Footwear - 4.13%
2,186	Nike, Inc. Class B	147,664

Semiconductors & Related Devices - 3.87%
6,365	Applied Materials, Inc.	76,507
3,173	Intel Corp.	61,715
		138,222
Services-Miscellaneous Amusement & Recreation - 3.42%
3,882	Walt Disney Co. *	122,283

Steel Works, Blast Furnace Rolling Mills - 1.46%
1,367	Nucor Corp.	52,329

Telephone Communications - 2.66%
3,923	AT&T, Inc.	94,897

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.38%
4,929	AmerisourceBergen Corp.	156,496

TOTAL FOR COMMON STOCKS (Cost $3,045,671) - 92.25%		3,297,048

SHORT TERM INVESTMENTS - 7.68%
274,587	First American Government Obligation Fund Class Y 0.00% ** (Cost $274,587)	274,587

TOTAL INVESTMENTS (Cost $3,320,258) - 99.93%		3,571,635

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.07%		2,535

NET ASSETS - 100.00%		$ 3,574,170

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 3,297,048	-	-	$ 3,297,048
	Short-Term Investments:
	First American Government Obligation Fund Class Y	274,587	-	-	274,587

		$ 3,571,635	-	-	$ 3,571,635

The accompanying notes are an integral part of these financial statements.

	Growth Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 93.89%

Beverages - 1.91%
4,617	Constellation Brands, Inc. Class A *	$ 72,118

Biological Products, (No Disgnostic Substances) - 1.78%
1,952	Gilead Sciences, Inc. *	66,915

Communications Services - 3.72%
4,137	Directv Group, Inc. Class A *	140,327

Crude Petroleum & Natural Gas - 2.52%
2,463	Southwestern Energy Co. *	95,170

Electronic Computers - 5.26%
788	Apple, Inc. *	198,206

Engines & Turbines - 4.04%
2,338	Cummins, Inc.	152,274

Fire, Marine & Casualty Insurance - 3.42%
2,505	Ace Ltd.	128,957

Iron & Steel Foundries - 3.72%
1,362	Precision Castparts Corp.	140,177

Leather & Leather Products - 2.52%
2,604	Coach, Inc.	95,176

Measuring & Controlling Devices - 3.90%
2,995	Thermo Fisher Scientific, Inc. *	146,905

Oil & Gas Field Services - 2.12%
1,446	Schlumberger Ltd.	80,022

Optical Instruments & Lenses - 1.95%
2,630	KLA Tencor Corp.	73,324

Pharmaceutical Preparations - 4.57%
1,341	Celgene Corp. *	68,150
2,225	Abbott Laboratories	104,086
		172,235
Retail-Drug Stores & Proprietary Stores - 4.24%
3,402	Express Scripts, Inc. Class A *	159,962

Retail-Family Clothing Stores - 3.66%
4,012	Urban Outfitters, Inc. *	137,973

Retail-Variety Stores - 3.56%
3,220	Dollar Tree, Inc. *	134,069

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 8.96%
4,000	Flir Systems, Inc. *	116,360
2,239	Harris Corp.	93,254
2,645	Raytheon Co.	127,992
		337,606
Semiconductors & Related Devices - 7.22%
3,704	Intel Corp.	72,043
3,960	Texas Instruments, Inc.	92,189
4,278	Xilinx, Inc.	108,062
		272,294
Services-Business Services - 6.69%
3,459	Akamai Technologies, Inc. *	140,332
561	Mastercard, Inc.	111,936
		252,268
Services-Educational Services - 2.73%
1,964	Devry, Inc.	103,090

Services-Prepackaged Software - 5.72%
3,548	Microsoft Corp.	81,639
6,245	Oracle Corp.	134,018
		215,657
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.39%
1,757	Church & Dwight Co., Inc.	110,181
2,181	Procter & Gamble Co.	130,816
		240,997
Wholesale-Industrial Machinery - 3.28%
1,988	Airgas, Inc.	123,654

TOTAL FOR COMMON STOCKS (Cost $3,417,590) - 93.89%		3,539,376

SHORT TERM INVESTMENTS - 6.16%
232,218	First American Government Obligation Fund Class Y 0.00% ** (Cost $232,218)	232,218

TOTAL INVESTMENTS (Cost $3,649,808) - 100.06%		3,771,594

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(2,080)

NET ASSETS - 100.00%		$ 3,769,514

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 3,539,376	-	-	$ 3,539,376
	Short-Term Investments:
	First American Government Obligation Fund Class Y	232,218	-	-	232,218

		$ 3,771,594	-	-	$ 3,771,594

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Face Amount		Value

US TREASURY NOTES - 99.02%
$ 250,000	US Treasury Note 0.75% Due 11/30/2011	$ 250,937
300,000	US Treasury Note 0.875% Due 02/28/2011	301,172
250,000	US Treasury Note .875% Due 03/31/2011	251,054
350,000	US Treasury Note 1.25% Due 11/30/2010	351,477
475,000	US Treasury Note 1.375% Due 04/15/2012	482,274
200,000	US Treasury Note 3.875% Due 02/15/2013	216,125
200,000	US Treasury Note 4.000% Due 02/15/2014	219,375

TOTAL FOR US TREASURY NOTES (Cost $2,027,816) - 99.02%		2,072,414

SHORT TERM INVESTMENTS - 0.67%
14,048	First American Treasury Obligation Class Y 0.00% ** (Cost $14,048)	14,048

TOTAL INVESTMENTS (Cost $2,041,864) - 99.69%		2,086,462

OTHER ASSETS LESS LIABILITIES - 0.31%		6,495

NET ASSETS - 100.00%		$ 2,092,957

** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	US Treasury Notes	$ 2,072,414	-	-	$ 2,072,414
	Short-Term Investments:
	First American Treasury Obligation Class Y	14,048	-	-	14,048

		$ 2,086,462	-	-	$ 2,086,462

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,320,258, $3,649,808, and $2,041,864, respectively)	$ 3,571,635	$ 3,771,594	$ 2,086,462
Receivables:
Dividends and Interest	3,869	891	9,223
Prepaid Expenses	6,252	5,740	3,616
Total Assets	3,581,756	3,778,225	2,099,301
Liabilities:
Payables:
Due to Advisor	2,519	2,613	262
Accrued Expenses	5,067	6,098	6,082
Total Liabilities	7,586	8,711	6,344
Net Assets	$ 3,574,170	$ 3,769,514	$ 2,092,957

Net Assets Consist of:
Capital Stock	$ 249	$ 384	$ 195
Paid In Capital	3,641,919	4,120,804	2,037,752
Undistributed Net Investment Income (Loss)	4,797	(12,576)	7,255
Accumulated Realized Gain (Loss) on Investments	(324,172)	(460,884)	3,157
Unrealized Appreciation in Value of Investments	251,377	121,786	44,598
Net Assets (10,000,000 shares authorized, $0.001 par value) for 249,147,
384,272, and 194,720 shares outstanding, respectively.	$ 3,574,170	$ 3,769,514	$ 2,092,957

Net Asset Value and Offering Price Per Share	$ 14.35	$ 9.81	$ 10.75

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2010 (Unaudited)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 32,741	$ 16,280	$ -
Interest	-	-	17,859
Total Investment Income	32,741	16,280	17,859

Expenses:
Advisory Fees (Note 2)	18,630	19,237	5,347
Transfer Agent and Fund Accounting Fees	4,461	4,462	4,462
Insurance Fees	543	543	181
Audit Fees	3,982	5,068	2,353
Blue Sky Fees	362	724	181
Custody Fees	2,353	1,629	1,448
Printing and Mailing Fees	724	1,448	181
Taxes	300	300	225
Miscellaneous Fees	967	786	137
Total Expenses	32,322	34,197	14,515
Fees Waived and Reimbursed by the Advisor (Note 2)	(4,378)	(5,341)	(3,821)
Net Expenses	27,944	28,856	10,694

Net Investment Income (Loss)	4,797	(12,576)	7,165

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	25,173	(77,415)	5,278
Net Change in Unrealized Appreciation (Depreciation) on Investments	(241,114)	13,929	6,097
Net Realized and Unrealized Gain (Loss) on Investments	(215,941)	(63,486)	11,375

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (211,144)	$ (76,062)	$ 18,540

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 4,797	$ 23,106
Net Realized Gain (Loss) on Investments	25,173	(307,988)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(241,114)	1,021,521
Net Increase (Decrease) in Net Assets Resulting from Operations	(211,144)	736,639

Distributions to Shareholders from:
Net Investment Income	-	(23,101)
Realized Gains	-	-
Total Distributions	-	(23,101)

Capital Share Transactions:
Proceeds from Sold Shares	191,448	485,683
Reinvestment of Distributions	0	22,792
Cost of Shares Redeemed	(206,411)	(391,381)
Net Increase (Decrease) from Capital Shares Transactions	(14,963)	117,094

Total Increase (Decrease)	(226,107)	830,632
Net Assets
Beginning of Period	3,800,277	2,969,645
End of Period (Including Accumulated Undistributed Net
Investment Income of $4,797 and $0, respectively)	$ 3,574,170	$ 3,800,277

Share Transactions:
Shares Sold	12,335	38,004
Shares Issued on Reinvestment of Distributions	0	1,496
Shares Redeemed	(14,223)	(35,743)
Net Increase (Decrease) in Outstanding Shares of Fund	(1,888)	3,757

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2010	12/31/2009
Net Investment Loss	$ (12,576)	$ (13,837)
Net Realized Loss on Investments	(77,415)	(183,541)
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,929	1,231,766
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,062)	1,034,388

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sold Shares	267,391	498,215
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(223,170)	(489,795)
Net Increase (Decrease) from Capital Shares Transactions	44,221	8,420

Total Increase (Decrease)	(31,841)	1,042,808
Net Assets
Beginning of Period	3,801,355	2,758,547
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(12,576) and $0, respectively)	$ 3,769,514	$ 3,801,355

Share Transactions:
Shares Sold	25,158	65,283
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(22,382)	(69,034)
Net Increase (Decrease) in Outstanding Shares of Fund	2,776	(3,751)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2010	12/31/2009
Net Investment Income	$ 7,165	$ 28,796
Net Realized Gain on Investments	5,278	134
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,097	(45,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,540	(16,545)

Distributions to Shareholders from:
Net Investment Income	-	(28,706)
Realized Gains	-	(134)
Total Distributions	-	(28,840)

Capital Share Transactions:
Proceeds from Sold Shares	268,172	482,103
Shares Issued on Reinvestment of Distributions	-	28,840
Cost of Shares Redeemed	(229,231)	(725,023)
Net Increase from Capital Share Transactions	38,941	(214,080)

Total Increase (Decrease)	57,481	(259,465)
Net Assets
Beginning of Period	2,035,476	2,294,941
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,092,957	$ 2,035,476

Share Transactions:
Shares Sold	25,077	44,528
Shares Issued on Reinvestment of Distributions	0	2,705
Shares Redeemed	(21,433)	(66,953)
Net Increase (Decrease) in Outstanding Shares of Fund	3,644	(19,720)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2010		12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 15.14		$ 12.01	$ 17.58	$ 17.54	$ 17.32	$ 15.69

Income From Investment Operations:
Net Investment Income *	0.02		0.10	0.04	0.05	0.15	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.81)		3.12	(5.57)	0.72	1.46	1.65
Total from Investment Operations	(0.79)		3.22	(5.53)	0.77	1.61	1.67

Distributions:
Net Investment Income	-		(0.09)	(0.04)	(0.08)	(0.04)	(0.04)
Realized Gains	-		-	-	(0.65)	(1.35)	-
Total from Distributions	-		(0.09)	(0.04)	(0.73)	(1.39)	(0.04)

Net Asset Value, at End of Period	$ 14.35		$ 15.14	$ 12.01	$ 17.58	$ 17.54	$ 17.32

Total Return **	(5.22)%		26.83%	(31.42)%	4.24%	9.31%	10.64%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,574		$ 3,800	$ 2,970	$ 4,376	$ 3,954	$ 3,311
Before Waivers
Ratio of Expenses to Average Net Assets	1.74%	†	1.86%	1.95%	1.58%	1.50%	1.49%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	†	1.50%	1.50%	1.50%	1.50%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	†	0.74%	0.26%	0.25%	0.23%	0.23%
Portfolio Turnover	3.30%		9.59%	15.68%	12.09%	24.95%	22.24%

† Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2010		12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.96		$ 7.16	$ 12.16	$ 11.78	$ 11.27	$ 10.32

Income From Investment Operations:
Net Investment Loss *	(0.02)		(0.03)	(0.07)	(0.09)	(0.07)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)		2.83	(4.93)	0.84	0.58	1.01
Total from Investment Operations	(0.15)		2.80	(5.00)	0.75	0.51	0.95

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	-	(0.37)	-	-
Total from Distributions	-		-	-	(0.37)	-	-

Net Asset Value, at End of Period	$ 9.81		$ 9.96	$ 7.16	$ 12.16	$ 11.78	$ 11.27

Total Return **	(1.51)%		39.11%	(41.12)%	6.28%	4.53%	9.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,770		$ 3,801	$ 2,759	$ 5,587	$ 4,474	$ 3,725
Before Waivers
Ratio of Expenses to Average Net Assets	1.78%	†	1.85%	1.82%	1.59%	1.53%	1.50%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	†	1.50%	1.50%	1.50%	1.49%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.65)%	†	(0.44)%	(0.68)%	(0.73)%	(0.67)%	(0.62)%
Portfolio Turnover	3.32%		19.01%	28.66%	25.76%	24.78%	16.14%

† Annualized
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2010		12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 10.65		$ 10.89	$ 10.54	$ 10.17	$ 10.23	$ 10.37

Income From Investment Operations:
Net Investment Income *	0.04		0.14	0.23	0.27	0.30	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06		(0.23)	0.32	0.38	(0.06)	(0.13)
Total from Investment Operations	0.10		(0.09)	0.55	0.65	0.24	0.07

Distributions:
Net Investment Income	-		(0.15)	(0.20)	(0.28)	(0.30)	(0.21)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.15)	(0.20)	(0.28)	(0.30)	(0.21)

Net Asset Value, at End of Period	$ 10.75		$ 10.65	$ 10.89	$ 10.54	$ 10.17	$ 10.23

Total Return **	0.94%		(0.80)%	5.20%	6.50%	2.32%	0.66%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,093		$ 2,035	$ 2,295	$ 1,884	$ 1,903	$ 1,755
Before Waivers
Ratio of Expenses to Average Net Assets	1.36%	†	1.46%	2.02%	1.03%	0.99%	1.00%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.00%	†	1.00%	1.00%	1.00%	0.99%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%	†	1.26%	2.08%	2.71%	2.70%	2.04%
Portfolio Turnover	23.89%		29.87%	13.55%	0.00%	0.00%	37.01%

† Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations. The following is a summary of the Funds’ significant accounting policies.

Codification:  The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended June 30, 2010.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2007-2009, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through August 29, 2010, the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.   INVESTMENT ADVISORY AGREEMENT

The Company has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, Inc. (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund. For the six months ended June 30, 2010, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $18,630, $19,237 and $5,347, respectively.

Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.50% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds’ net assets the Advisor will reimburse the Funds for these expenses. The reimbursements from the Advisor for the Manor, Growth and Bond Funds for the six months ending June 30, 2010 were, $4,378, $5,341, and $3,821, respectively.  As of June 30, 2010, the Fund owed the Advisor for the Manor, Growth, and Bond Funds $2,519, $2,613, and $262, respectively.

 3.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2010, were as follows:

                                                          Manor Fund            Growth Fund           Bond Fund

Purchases                                            $ 120,603                  $ 122,027             $ 753,252

Sales                                                    $ 113,960                  $ 219,455             $ 479,939

4.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principals generally accepted in the United States.  The following information is as of June 30, 2010:

                                                                                                                 Manor Fund                   Growth Fund                  Bond Fund

Federal tax cost of investments, including short-term investments          $ 3,320,258                        $ 3,649,808                    $ 2,041,864

Gross tax appreciation of investments                                                     $    625,800                        $    504,504                    $      44,598

Gross tax depreciation of investments                                                    $   (374,423)                       $  (382,718)                   $               0

Net tax appreciation/(depreciation)                                                        $    251,377                        $    121,786                   $      44,598

Accumulated capital gain (loss)                                                              $  (324,172)                       $   (460,884)                  $        3,157

The accumulated capital loss carryovers as of December 31, 2009 expire as follows:

                                                                                                               Manor Fund                      Growth Fund                 Bond Fund

                                                                                    2012               $      —                              $          —                     $    1,122

                                                                                    2015               $      —                              $          —                     $       999

    2016

           $  41,357

                   $  199,928                    $          —

    2017

           $307,988

                   $  183,541                    $          —

The tax character of distributions paid during the six months ended June 30, 2010 and year ended December 31, 2009 were as follows:

                                                                                                         Manor Fund                      Growth Fund                       Bond Fund

                                                                                                    2010           2009                  2010            2009                  2010         2009

Ordinary Income (Loss)                                                        $   —          $23,101              $   —            $   —               $   —        $28,840

Long-term Gain (Loss)                                                          $   —          $   —                  $   —            $   —               $   —        $   —

5.  NEW ACCOUNTING PRNOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

Manor Investment Funds
Expense Illustration
June 30, 2010 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010

Actual	$1,000.00	$947.82	$7.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010

Actual	$1,000.00	$984.94	$7.38
`
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010

Actual	$1,000.00	$1,009.39	$4.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2010 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Director serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
James Klucar 15 Chester Commons Malvern, PA 19355 68	Director since 2008	Mr. Klucar is a Nuclear Engineer with Int, Inc.
Bruce Laverty 15 Chester Commons Malvern, PA 19355 50	Director since 1995	Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty.
John McGinn 15 Chester Commons Malvern, PA 19355 63	Director since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 60	Director since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 52	Director since 2000	Mr. Szkudlapski is President of Eclipse Business Systems.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 56	Director since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.
Howard Weisz 15 Chester Commons Malvern, PA 19355 68_____	Director since 2008	Mr. Weisz is an Independent Management Consultant.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Director serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 55	Director, President, Advisor Since 1995	Prior to founding Morris Capital Advisors, LLC, he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.
John R. Giles 15 Chester Commons Malvern, PA 19355 54	Director, Vice-President, Advisor, Secretary Since 2005

Prior to joining Morris Capital Advisors, LLC, he was Senior Vice President of the Wilmington Trust Company and Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2010 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Directors has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.ManorFunds.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Directors

The members of the Board of Directors serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Director of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors, and is available without charge, by calling 1-800-787-3334.   Each director may be contacted by writing to the director c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED.]

ITEM 9.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
     President
Date September 8, 2010